                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                            FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brookfield Asset Management Inc.
Address: Brookfield Place
         181 Bay Street, Suite 300
         Toronto, Ontario M5J 2T3

Form 13F File Number: 028-14349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  A.J. Silber
Title: Vice President, Legal Affairs
Phone: 416-359-8598

Signature, Place, and Date of Signing:


/s/ A.J. Silber                         Toronto, CA   5/25/2012
-------------------------------------   -----------   ---------
             [Signature]                  [Place]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:        147
Form 13F Information Table Value Total:    8511488
                                        (thousands)

Confidential information has been omitted from the form 13F and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   13F File Number   Name
---   ---------------   -------------------------------------------------
(1)   028-13826         Brookfield Investment Management Inc.
(2)   028-13827         AMP Capital Brookfield (US) LLC
(3)   028-14362         Brookfield Asset Management Private Institutional
                        Capital Adviser (Canada) LP

Brookfield Asset Management Inc.
FORM 13F
As of March 30, 2012

                                                                         Voting
                                                                        Authority
                                                                    ----------------
                     Title of             Value   Shares/  Sh/ Put/ Invstmt   Other
Name of Issuer        class     CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
--------------      --------- --------- -------- --------- --- ---- ------- -------- ----------- --------- -------
AK STL HLDG CORP    COM       001547108     2268    300000 SH       Defined               300000
Alexander's Inc     COM       014752109     7956     20200 SH       Defined  (1) (2)       12100              8100
American Tower
  Reit Inc.         COM       03027X100    53884    855026 SH       Defined  (1) (2)      855026
American Water
  Works Co Inc      COM       030420103     8654    254300 SH       Defined      (1)      254300
AV Homes Inc        COM       00234P102     6363    522405 SH       Defined  (1) (2)      282700            239705
AvalonBay
  Communities Inc   COM       053484101    29118    205997 SH       Defined  (1) (2)      122397             83600
BANK MONTREAL QUE   COM       063671101      208      3500 SH       Defined                 3500
BANK NOVA SCOTIA
  HALIFAX           COM       064149107      196      3500 SH       Defined                 3500
BANK OF AMERICA
  CORPORATION       COM       060505104    53625   5603500 SH       Defined              5603500
BANK OF AMERICA     *W EXP
  CORPORATION       10/28/201 060505153      473    450000 SH       Defined               450000
Beazer Homes USA
  Inc               COM       07556Q105     4123   1268505 SH       Defined  (1) (2)      905278            363227
Boardwalk Pipeline  UT LTD
  Partners LP       PARTNER   096627104     6393    241600 SH       Defined  (1) (2)      241600
Boston Properties
  Inc               COM       101121101    40041    381383 SH       Defined  (1) (2)      200483            180900
Brandywine Realty
  Trust             COM       105368203    43518   3790745 SH       Defined  (1) (2)     2173351           1617394
Brookdale Senior
  Living Inc        COM       112463104    88664   4736309 SH       Defined      (1)     2898510           1837799
BROOKDALE SR
  LIVING INC        COM       112463104     1161     62000 SH       Defined                62000
Brookfield Canada
  Office Prope      TR UNIT   112823109      429     17700 SH       Defined      (1)       17700
BROOKFIELD INFRAST  LP INT
  PARTNERS          UNIT      G16252101     1546     48930 SH       Defined               48,930
BROOKFIELD OFFICE
  PPTYS INC         COM       112900105  4351377 249362561 SH       Defined          249,362,561
Brookfield
  Properties Corp   COM       112900105     1417     81200 SH       Defined  (1) (2)       81200
BROOKFIELD
  RESIDENTIAL PPTYS COM       11283W104   777557  73493112 SH       Defined           73,493,112
Brookfield
  Residential
  Propert           COM       11283W104     8218    776710 SH       Defined      (1)      776710
Camden Property     SH BEN
  Trust             INT       133131102    33942    516233 SH       Defined  (1) (2)      337033            179200
CANADIAN NAT RES
  LTD               COM       136385101      199      6000 SH       Defined                 6000
CDN IMPERIAL BK OF
  COMMERCE          COM       136069101      176      2300 SH       Defined                 2300
CEDAR FAIR L P      DEPOSITRY
                    UNIT      150185106     1439     48639 SH       Defined                48639
CEMEX SAB DE CV     SPON ADR
                    NEW       151290889      667     86000 SH       Defined                86000
Cemig SA            SP ADR
                    N-V PFD   204409601    11295    475000 SH       Defined      (1)      475000
CenterPoint Energy
  Inc               COM       15189T107    18381    932100 SH       Defined      (1)      932100
Chesapeake
  Midstream
  Partners          COM       16524K108     7849    264100 SH       Defined      (1)      264100
China Real Estate
  Information       COM       16948Q103     2681    519600 SH       Defined  (1) (2)      251700            267900
CITIGROUP INC       COM NEW   172967424    38714   1059200 SH       Defined              1059200
CITIGROUP INC       COM       172967424      199      5454 SH       Defined      (1)        5454
CommonWealth REIT   COM SH
                    BEN INT   203233101    22022   1182700 SH       Defined      (1)      602100            580600
Commonwealth REIT   6.50% PFD
  6.50% Serie       CUM CO    203233408     4096    191776 SH       Defined  (1) (2)      191776
Corporate Office
  Properties Tr     COM       22002T108      548     23600 SH       Defined  (1) (2)       23600
Crown Castle
  International Cor COM       228227104    21797    408650 SH       Defined      (1)      408650

DDR Corp            COM       23317H102    62903   4308441 SH       Defined  (1) (2)     2821675           1486766
DIANA SHIPPING INC  COM       Y2066G104      448     50000 SH       Defined               50,000
Digital Realty
  Trust Inc         COM       253868103     3871     52328 SH       Defined      (1)       52328
Douglas Emmett Inc  COM       25960P109    46450   2036400 SH       Defined  (1) (2)     1051400            985000
EastGroup
  Properties Inc    COM       277276101      899     17900 SH       Defined      (1)       17900
Eaton Vance Corp    COM       278265103      217      7600 SH       Defined      (1)        7600
E-House China
  Holdings Ltd      ADR       26852W103     5413    933340 SH       Defined  (1) (2)      648440            284900
El Paso Corp        COM       28336L109    33433   1131400 SH       Defined      (1)     1131400
Emeritus Corp       COM       291005106    14168    802237 SH       Defined  (1) (2)      331100            471137
Enbridge Energy
  Partners LP       COM       29250R106    10867    350900 SH       Defined      (1)      350900
Enbridge Inc        COM       29250N105    60112   1549480 SH       Defined      (1)     1549480
Energy Transfer     COM UT
  Equity LP         LITD PTN  29273V100    12114    300600 SH       Defined      (1)      300600
Energy Transfer     UNIT LTD
  Partners LP       PARTN     29273R109     6356    135500 SH       Defined      (1)      135500
Enterprise
  Products
  Partners L        COM       293792107    15605    309200 SH       Defined      (1)      309200
Entertainment       PFD C INV
  PPTYS TR          5.75%     29380T402      655     31400 SH       Defined      (1)       31400
Entertainment       PFD 9% SR
  PPTYS TR          E         29380T600     5476    196205 SH       Defined      (1)      196205
EQT Corp            COM       26884L109      525     10900 SH       Defined      (1)       10900
Equity Lifestyle
  Properties In     COM       29472R108     6277     90000 SH       Defined  (1) (2)       90000
Equity Residential  SH BEN
                    INT       29476L107    15242    243400 SH       Defined  (1) (2)      243400
Essex Property
  Trust Inc         COM       297178105    39321    259527 SH       Defined  (1) (2)      133027            126500
First Industrial
  Realty Trust      COM       32054K103    31121   2519930 SH       Defined  (1) (2)     1092800           1427130
Forest City
  Enterprises Inc   COM       345550107    10564    674568 SH       Defined  (1) (2)      349500            325068
Franklin Resources
  Inc               COM       354613101      223      1800 SH       Defined      (1)        1800
GENERAL GROWTH
  PPTYS INC NEW     COM       370023103  6076690 357662764 SH       Defined      (3)             357662764
General Growth
  Properties Inc    COM       370023103    36914   2172714 SH       Defined  (1) (2)     1236036            936678
GENERAL MTRS CO     *W EXP
                    07/10/201 37045V126      672     60000 SH       Defined               60,000
GENERAL MTRS CO     COM       37045V100    15613    608682 SH       Defined               608682
GENERAL MTRS CO     *W EXP
                    07/10/201 37045V118      154      9254 SH       Defined                 9254
GENERAL MTRS CO     *W EXP
                    07/10/201 37045V126      104      9254 SH       Defined                 9254
Health Care REIT
  Inc               COM       42217K106    65674   1194946 SH       Defined  (1) (2)      666346            528600
HOWARD HUGHES CORP  COM       44267D107   154860   2424618 SH       Defined      (3)               2424618
Hudson Pacific
  Properties Inc    COM       444097109    12442    822335 SH       Defined  (1) (2)      334200            488135
Inergy LP           UNIT LTD
                    PTNR      456615103     7818    477600 SH       Defined      (1)      477600
IRSA Inversiones y  GLOBL DEP
  Representac       RCPT      450047204     1826    180625 SH       Defined      (1)      180625
ISHARES 600/GRO     COM       464287887     1586     19199 SH       Defined      (1)       19199
ISHARES 600/VAL     COM       464287879     1506     19167 SH       Defined      (1)       19167
ISHARES MSCI EAFE
  GROWTH INX        COM       464288885      131      2230 SH       Defined      (1)        2230
ISHARES MSCI EAFE
  INDEX FUND        COM       464287465     1298     23640 SH       Defined      (1)       23640
ISHARES MSCI EMERG
  MKT INDEX         COM       464287234      840     19559 SH       Defined      (1)       19559
ISHARES RUSSELL
  1000              COM       464287622     1449     18582 SH       Defined      (1)       18582
ISHARES S&P 500
  INDEX FUND        COM       464287200     2303     16307 SH       Defined      (1)       16307
ISHARES S&P
  500/BARRA GROWTH  COM       464287309      909     12059 SH       Defined      (1)       12059
ISHARES S&P
  500/BARRA VAL     COM       464287408      591      9103 SH       Defined      (1)        9103
ISHARES S&P MIDCAP
  400               COM       464287507     2722     27433 SH       Defined      (1)       27433
iStar Financial Inc COM       45031U101     7300   1006900 SH       Defined  (1) (2)      517900            489000
ITC Holdings Corp   COM       465685105    14834    192800 SH       Defined      (1)      192800
JPMORGAN CHASE & CO COM       46625H100    33588    730500 SH       Defined               730500

JPMORGAN CHASE & CO *W EXP
                    10/28/201 46634E114     1338    100000 SH       Defined               100000
JUST ENERGY GROUP
  INC               COM       48213W101      462     33368 SH       Defined                33368
KB Home             COM       48666K109     5928    666100 SH       Defined  (1) (2)      315500            350600
Kilroy Realty Corp  COM       49427F108    41613    892800 SH       Defined  (1) (2)      536800            356000
Kinder Morgan
  Management LLC    COM       49455U100     9767    130867 SH       Defined      (1)      130867
LAS VEGAS SANDS
  CORP              COM       517834107      829     14400 SH       Defined               14,400
LEAR CORP           COM NEW   521865204     1007     21660 SH       Defined               21,660
Lennar Corp         CL A      526057104    20914    769466 SH       Defined  (1) (2)      565566            203900
Liberty Property    SH BEN
  Trust             INT       531172104    39338   1101300 SH       Defined  (1) (2)      582400            518900
LOWES COS INC       COM       548661107     1302     41500 SH       Defined               41,500
Macquarie
  Infrastructure
  Co LL             COM       55608B105     7235    219300 SH       Defined      (1)      219300
Marathon Petroleum
  Corporation       COM       56585A102      824     19000 SH       Defined      (1)       19000
MarkWest Energy     UNIT LTD
  Partners LP       PARTN     570759100     8914    152500 SH       Defined      (1)      152500
MGM Resorts
  International     COM       552953101    10501    771000 SH       Defined  (1) (2)      396400            374600
MITEL NETWORKS CORP COM       60671Q104     1458    339800 SH       Defined               339800
Morgans Hotel
  Group Co          COM       61748W108      134     26971 SH       Defined      (1)       26971
MPG Office Trust
  Inc               COM       553274101     3506   1498300 SH       Defined  (1) (2)      779800            718500
National Grid PLC   SPON ADR  636274300     6613    131000 SH       Defined      (1)      131000
NiSource Inc        COM       65473P105    15655    642900 SH       Defined      (1)      642900
NORTH AMERN ENERGY
  PARTNERS          COM       656844107     3458    705698 SH       Defined               705698
Northeast Utilities COM       664397106      419     11300 SH       Defined      (1)       11300
NorthWestern Corp   COM       668074305     7592    214100 SH       Defined      (1)      214100
NuStar Energy LP    UNIT COM  67058H102     5802     98200 SH       Defined      (1)       98200
Oneok Inc           COM       682680103    18341    224600 SH       Defined      (1)      224600
PAA Natural Gas     COM UNIT
  Storage LP        LTD       693139107     3372    177500 SH       Defined      (1)      177500
Parkway Properties
  Inc/Md            COM       70159Q104    10988   1048454 SH       Defined  (1) (2)      538700            509754
Pennsylvania Real   SH BEN
  Estate Inves      INT       709102107    16368   1071905 SH       Defined  (1) (2)      490219            581686
PG & E Corporation  COM       69331C108    26888    619400 SH       Defined      (1)      619400
Plains All
  American          UNIT LTD
  Pipeline L        PARTN     726503105     7876    100400 SH       Defined      (1)      100400
Provident Energy
  Ltd               COM       74386V100     4306    358800 SH       Defined      (1)      358800
Public Storage      COM       74460D109    89601    648485 SH       Defined  (1) (2)      434817            213668
Ramco-Gershenson    PERP
  PPTYS TR          PFD-D CV  751452608     2000     40700 SH       Defined      (1)       40700
Rayonier Inc        COM       754907103    22752    516031 SH       Defined  (1) (2)      330831            185200
Regency Energy      COM UNITD
  Partners LP       LP        75885Y107     9897    402500 SH       Defined      (1)      402500
ROUSE PPTYS INC     COM       779287101   359901  26580603 SH       Defined             26580603
ROYAL BK CDA
  MONTREAL QUE      COM       780087102      290      5000 SH       Defined                 5000
SBA Communications
  Corp              COM       78388J106    20121    396000 SH       Defined      (1)      396000
Sempra Energy       COM       816851109    26315    438884 SH       Defined      (1)      438884
Simon Property
  Group Inc         COM       828806109   169845   1165879 SH       Defined  (1) (2)      686763            479116
SL Green Realty
  Corp              COM       78440X101    70801    912974 SH       Defined  (1) (2)      548391            364583
Southwest Gas Corp  COM       844895102      560     13100 SH       Defined      (1)       13100
SPDR DOW JONES
  INDUSTRIAL AVER   COM       78467X109      158      1200 SH       Defined      (1)        1200
SPDR S&P 500 ETF TR COM       78462F103     2429     17252 SH       Defined      (1)       17252
SPDR S&P MIDCAP
  400 ETF TRUST     COM       78467Y107     2826     15640 SH       Defined      (1)       15640
Spectra Energy Corp COM       847560109    48208   1528000 SH       Defined      (1)     1528000
Sunoco Inc.         COM       86764P109     8610    225700 SH       Defined      (1)      225700
Sunstone Hotel      CV 8% CUM
  INVS              PFD-D     867892507      200      8100 SH       Defined      (1)        8100

T Rowe Price Group
  Inc               COM       74144T108      229      3500 SH       Defined      (1)        3500
TECK RESOURCES LTD  CL B      878742204     2596     72800 SH       Defined                72800
TECUMSEH PRODS CO   CL B      878895101     2000    500000 SH       Defined               500000
Tesoro Logistics LP COM UNIT
                    LP        88160T107     3105     88800 SH       Defined  (1) (2)       88800
Toll Brothers Inc   COM       889478103     3802    158500 SH       Defined      (1)      158500
TORONTO DOMINION
  BK ONT            COM NEW   891160509      365      4300 SH       Defined                 4300
TRANSCANADA CORP    COM       89353D107      387      9000 SH       Defined                 9000
TransCanada Corp    COM       89353D107    38624    900380 SH       Defined      (1)      900380
TRW AUTOMOTIVE
  HLDGS CORP        COM       87264S106     4947    106500 SH       Defined               106500
Ventas Inc          COM       92276F100    51945    909713 SH       Defined  (1) (2)      572600            337113
Vornado Realty      SH BEN
  Trust             INT       929042109     2240     26600 SH       Defined      (1)       26600
Weingarten Realty   SH BEN
  Investors         INT       948741103    20663    781800 SH       Defined  (1) (2)      512100            269700
Weyerhaeuser Co     COM       962166104    47121   2149700 SH       Defined  (1) (2)     1472000            677700
Williams Cos Inc    COM       969457100      767     24900 SH       Defined  (1) (2)       24900
Williams Partners   COM UNIT
  LP                LP        96950F104     6103    107842 SH       Defined      (1)      107842
WYNN RESORTS LTD    COM       983134107     6331     50700 SH       Defined                50700